Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
4/30/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.77% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.2%)
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29) Ser. D-1, 5.50%, 6/1/49	A2	$2,000,000	$2,112,058
Mandatory Put Bonds (12/1/25) Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,477,114
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,003,066
Energy Southeast Cooperative Dist. Energy Supply
Mandatory Put Bonds (11/1/31) Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,445,755
Mandatory Put Bonds (6/1/32) Ser. B, 5.25%, 7/1/54	A1	8,000,000	8,466,120
Jefferson, Cnty. Rev. Bonds, (Refunding warrants), 5.00%, 9/15/34	AA+	1,075,000	1,116,981
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,429,920
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,096,707
UAB Medicine Fin. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa3	5,430,000	5,575,319

			30,723,040
Alaska (0.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,362,715
4.00%, 10/1/38	A+/F	555,000	539,718

			2,902,433
Arizona (1.9%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/41	A	850,000	902,647
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/40	A	650,000	693,577
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	780,000	837,565
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/38	A	450,000	484,513
(Equitable School Revolving Fund, LLC), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,871,336
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/34	A	1,000,000	1,071,017
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	6,063,433	5,601,225
AZ State Indl. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/26), (Unity At West Glendale), 5.00%, 3/1/45	Aaa	1,000,000	1,018,105
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	944,115
4.00%, 5/15/29	BB+/F	1,000,000	956,374
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA-	2,360,000	2,248,736
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,921,634
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,000,000	1,060,644
5.25%, 12/1/25	A3	5,000,000	5,083,719

			26,695,207
California (9.5%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,620,721
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	1,097,012
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds ( 4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	7,200,000	7,617,244
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	223,161
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,088,617	1,082,577
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	882,033	815,547
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,470,000	1,452,137
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,247,963
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary's College of CA), 5.25%, 10/1/35	BBB-	1,015,000	1,097,024
(St. Mary's College of CA), 5.25%, 10/1/34	BBB-	1,000,000	1,087,728
(St. Mary's College of CA), 5.00%, 10/1/38	BBB-	500,000	519,263
(St. Mary's College of CA), 5.00%, 10/1/37	BBB-	700,000	733,457
(U. of the Pacific), 5.00%, 11/1/36	A2	2,580,000	2,618,379
(St. Mary's College of CA), 5.00%, 10/1/36	BBB-	700,000	739,526
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	154,487
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med)
5.00%, 9/1/38	Baa2	1,485,000	1,495,433
5.00%, 9/1/36	Baa2	1,505,000	1,529,294
5.00%, 9/1/35	Baa2	1,615,000	1,648,042
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/26), (Museum Associates), 4.47%, 12/1/50	A3	1,000,000	996,023
CA State Muni. Fin. Auth. Rev. Bonds
(CHF-Davis I, LLC), BAM, 5.00%, 5/15/40	AA	5,690,000	5,916,827
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	971,894
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	1,001,705
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/27), (Terracina At Westpark Apt.), 3.20%, 9/1/45	Aaa	5,500,000	5,397,278
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	2,971,948
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	903,292
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA), 5.00%, 1/1/48	Aa2	4,500,000	4,646,989
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	897,850
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(St. John's Partners), Ser. F, 4.50%, 8/15/30	AA+	15,000,000	15,162,678
(Odd Fellows Home of CA), 4.00%, 4/1/43	AA-	1,900,000	1,902,210
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,150,000	1,073,399
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	776,506
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB-	2,675,000	2,441,527
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	8,030,000	8,450,143
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,469,362
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,194,363
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,636,790
4.00%, 5/15/35	Aa3	600,000	603,436
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A, 5.00%, 5/15/34	Aa2	5,700,000	5,759,762
Manteca, Unif. School Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/41	Aa2	1,000,000	829,442
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	789,101
1.081%, 5/1/24	WR	620,000	620,000
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39	A1	8,850,000	9,902,793
Ser. A, 5.00%, 5/1/35	A1	1,900,000	2,064,189
Ser. A, 5.00%, 5/1/32	A1	4,900,000	5,343,024
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,079,453
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.15%, 5/1/58	VMIG 1	5,500,000	5,500,000
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	658,475
5.00%, 7/1/27	A/F	625,000	645,376
4.00%, 7/1/26	A/F	300,000	299,645
4.00%, 7/1/25	A/F	290,000	288,853
4.00%, 7/1/24	A/F	235,000	234,669
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	7,745,000	7,815,967

			133,023,964
Colorado (0.8%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A3	350,000	357,347
Denver City & Cnty., Arpt. Rev. Bonds, Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,608,158
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.914%, 9/1/39	A1	4,000,000	3,993,944
Park Creek, Metro. Dist. Ltd. Property Tax Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,500,000	1,584,324
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	736,340
Sterling Ranch Cmnty. Auth. Board, Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	1,425,000	1,445,551
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 5.00%, 12/15/30	AA	125,000	129,595

			11,855,259
Connecticut (1.6%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	1,009,479
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,254,744
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,498,723
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	251,000
(U. of New Haven), 5.00%, 7/1/28	BBB-	550,000	558,693
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. A-1, 3.70%, 7/1/42	VMIG 1	8,450,000	8,450,000
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,064,387
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	3,970,266
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53	Aa3	3,000,000	3,345,643

			22,402,935
Delaware (0.6%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	1,000,000	989,254
DE State Hsg. Auth. Mulit-Fam. Hsg. (Luther Towers Preservation LP), FNMA Coll., 4.65%, 1/1/41	Aaa	7,350,000	7,430,241

			8,419,495
District of Columbia (0.8%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,258,207
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,191,920
(Latin American Montessori Bilingual Pub. Charter School Obli. Group), 4.00%, 6/1/30	BB+	1,745,000	1,689,058
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,155,977
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,069,440
5.00%, 10/1/30	Aa3	910,000	986,309
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	660,000	594,281
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	665,000	630,896

			10,576,088
Florida (4.7%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	1,998,681
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	3,950,152
Mandatory Put Bonds (3/1/26) (Palms of Deerfield Townhomes, LLC (The)), 3.40%, 3/1/57	Aaa	1,400,000	1,378,083
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,526,156
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	500,000	504,584
5.00%, 10/1/32	Baa3	1,000,000	1,020,064
5.00%, 10/1/31	Baa3	1,500,000	1,533,182
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	429,667
Collier Cnty., Indl. Dev. Auth. Rev. Bonds, (NCH Hlth. Care Syst., Inc.), Ser. A, AGM
5.00%, 10/1/44	AA	1,120,000	1,190,952
5.00%, 10/1/43	AA	1,000,000	1,067,369
5.00%, 10/1/42	AA	800,000	858,336
5.00%, 10/1/41	AA	600,000	646,101
5.00%, 10/1/40	AA	500,000	541,928
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	360,009
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	928,200
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	333,478
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., 3.00%, 7/1/31	BB/P	200,000	182,600
FL State Hsg. Fin. Corp.
Mandatory Put Bonds (2/1/26) (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,032,263
Mandatory Put Bonds (10/1/26) (Brownsville Village V, Ltd.), GNMA Coll., 3.35%, 10/1/27	AA+	2,250,000	2,211,948
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	A1	7,500,000	7,777,760
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,390,922
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch)
6.125%, 5/1/43	BB-/P	1,245,000	1,305,493
5.45%, 5/1/33	BB-/P	2,660,000	2,769,450
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25) (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,033,570
Mandatory Put Bonds (10/1/26) (St. Mary Towers Apt. LLLP), 3.40%, 4/1/41	Aaa	1,750,000	1,718,710
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,030,595
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/40	A+	1,000,000	1,090,916
(Orlando Hlth.), 5.00%, 10/1/39	A+	1,500,000	1,649,690
(Orlando Hlth.), 5.00%, 10/1/38	A+	1,000,000	1,102,123
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,001,601
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	440,000	448,297
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,000,000	1,004,277
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB-/P	1,200,000	1,135,869
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,059,916
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31	Aa3	5,400,000	5,410,785
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	2,240,000	2,278,553
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,086,766
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	240,156
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	185,050
4.00%, 12/15/30	BB+/F	195,000	182,546
4.00%, 12/15/29	BB+/F	215,000	203,560
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BB/P	1,000,000	1,016,567
4.375%, 5/1/33	BB/P	1,000,000	1,016,627
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	175,000	171,598

			66,005,150
Georgia (7.1%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. B, 5.00%, 7/1/30	Aa3	3,500,000	3,789,022
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	13,720,000	13,847,563
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/32	A	2,250,000	2,254,399
Mandatory Put Bonds (3/12/27) (GA Pwr. Co.), 3.375%, 11/1/53	A	2,500,000	2,467,591
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	4,250,000	4,151,470
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,547,514
Coweta Cnty., Wtr. & Sewage Auth. Rev. Bonds
5.00%, 6/1/54	AA+	3,500,000	3,724,157
5.00%, 6/1/49	AA+	1,500,000	1,615,267
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. (Kensington Station), Ser. A, 4.00%, 12/1/33	A+	4,500,000	4,424,014
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	17,250,000	16,707,303
Geo L Smith Congress Ctr. Auth. Rev. Bonds, (Signia Hotel Mgt., LLC), Ser. B, 3.625%, 1/1/31	BB-/P	4,000,000	3,741,814
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (3/1/32) Ser. B, 5.00%, 12/1/54	Aa1	7,250,000	7,651,830
Mandatory Put Bonds (9/1/31), Ser. A, 5.00%, 5/1/54	Aa1	2,500,000	2,648,701
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	5,283,073
Mandatory Put Bonds (9/1/27) Ser. A, 4.00%, 7/1/52	Aa1	10,000,000	9,986,428
Mandatory Put Bonds (12/1/28) Ser. C, 4.00%, 5/1/52	A3	1,500,000	1,499,181
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	820,663
Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa2	8,000,000	8,001,516
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	A	2,000,000	2,003,910
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/39	AA	1,000,000	1,080,293
Ser. A, 5.00%, 1/1/34	A2	2,295,000	2,436,497
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	296,195

			99,978,401
Guam (0.1%)
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/26	A-	750,000	771,233
5.00%, 7/1/25	A-	700,000	709,833

			1,481,066
Hawaii (0.4%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,098,742

			5,098,742
Illinois (6.6%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	3,000,000	3,241,407
4.00%, 1/1/36	BBB+	1,000,000	1,001,085
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,021,373
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43	AA	1,250,000	1,393,066
5.75%, 1/1/42	AA	1,000,000	1,119,093
5.75%, 1/1/41	AA	500,000	561,624
Chicago, O'Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/40	AA	1,700,000	1,833,643
BAM, 5.25%, 1/1/39	AA	1,195,000	1,297,175
Ser. A, 5.00%, 1/1/34	A+	5,600,000	5,625,692
Ser. A, 5.00%, 1/1/33	A+	1,715,000	1,722,940
Ser. B, 5.00%, 1/1/32	A+	5,840,000	5,886,803
Chicago, Park. Dist. G.O. Bonds, Ser. A, 5.00%, 1/1/47	AA-	1,500,000	1,568,372
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A+	400,000	402,427
5.00%, 1/1/33	A+	405,000	407,642
IL Fin. Auth. Lease Rev. Bonds, (U. of IL at Urbana-Champaign), 5.50%, 10/1/57	Aa2	5,245,000	5,551,416
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/39	A3	5,900,000	6,412,968
5.00%, 11/1/41	A3	600,000	604,507
5.00%, 1/1/41	A3	340,000	342,064
5.00%, 11/1/34	A3	1,650,000	1,686,793
Ser. D, 5.00%, 11/1/27	A3	920,000	962,586
4.125%, 11/1/31	A3	830,000	833,807
4.00%, 1/1/31	A3	695,000	695,740
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	1,100,000	1,132,195
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	409,153
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA	1,500,000	1,534,442
IL State Fin. Auth. 144A Rev. Bonds, (Acero Charter Schools, Inc.)
4.00%, 10/1/34	BB+	445,000	413,998
4.00%, 10/1/33	BB+	1,060,000	995,570
4.00%, 10/1/32	BB+	685,000	648,317
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	430,267
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	473,294
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,230,948
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,472,481
IL State Toll Hwy. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/42	Aa3	1,500,000	1,625,804
Ser. A, 5.00%, 1/1/40	Aa3	12,850,000	12,990,245
Ser. B, 5.00%, 1/1/40	Aa3	10,000,000	10,178,933
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	312,647
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	975,874
5.00%, 10/1/27	BBB	860,000	859,921
5.00%, 10/1/26	BBB	500,000	498,710
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds
Ser. A, AGM, 5.00%, 1/1/44	AA	260,000	274,622
Ser. A, AGM, 5.00%, 1/1/43	AA	500,000	529,762
Ser. B, AGM, 5.00%, 1/1/43	AA	1,350,000	1,403,200
Ser. A, AGM, 5.00%, 1/1/42	AA	475,000	505,605
Ser. B, AGM, 5.00%, 1/1/42	AA	225,000	234,406
Ser. A, AGM, 5.00%, 1/1/41	AA	400,000	427,532
Ser. B, AGM, 5.00%, 1/1/41	AA	210,000	219,679
Ser. A, AGM, 5.00%, 1/1/40	AA	325,000	348,954
Ser. B, AGM, 5.00%, 1/1/40	AA	210,000	220,677
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,832,996
5.50%, 10/1/40	A2	605,000	668,675
5.50%, 10/1/39	A2	380,000	421,928

			92,443,058
Indiana (1.7%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42	AA	1,350,000	1,450,496
5.00%, 10/1/41	AA	1,000,000	1,079,097
5.00%, 10/1/40	AA	615,000	666,820
5.00%, 10/1/39	AA	600,000	657,481
5.00%, 10/1/38	AA	500,000	549,911
IN State Fin. Auth. Wtr. Util. Rev. Bonds, (Board of Directors for Dept. of Pub. Util. of Indianapolis), Ser. 23-A, 5.00%, 10/1/40	AA	1,500,000	1,655,128
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	215,915
5.00%, 6/1/28	A2	100,000	105,062
5.00%, 6/1/27	A2	180,000	186,464
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,228,249
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	4,150,000	4,073,389
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26 ), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	12,035,000	12,242,305

			24,110,317
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 6.60%, 5/15/28	BBB/F	1,500,000	1,541,268
(Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	861,670

			2,402,938
Kentucky (2.5%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	2,985,833
KY Econ. Dev. Fin. Auth. Rev. Bonds, (KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	Baa1	2,080,000	2,099,054
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (7/1/30) Ser. A, 5.00%, 5/1/55	A2	5,750,000	5,981,017
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	674,897
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,335,000	3,333,944
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	5,000,696
(Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	2,750,000	2,813,878
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,780,373
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	2,972,594
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	5,000,000	5,005,953

			35,648,239
Louisiana (0.1%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,904,914

			1,904,914
Maryland (0.4%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	BBB-/P	890,000	827,524
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary's U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,660,000	2,667,093
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	302,075
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,500,000	1,380,925
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	244,575

			5,422,192
Massachusetts (1.4%)
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.59%, 1/1/37	VMIG 1	7,500,000	7,500,000
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.75%, 10/1/42	VMIG 1	4,185,000	4,185,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	320,000	318,510
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.65%, 10/1/42	VMIG 1	950,000	950,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 3.75%, 7/1/39	A-1+	5,500,000	5,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	971,558
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	681,171

			20,106,239
Michigan (2.3%)
Detroit, Ser. B, 6.844%, 5/1/28	Baa2	620,000	625,313
Detroit, G.O. Bonds
5.50%, 4/1/34	Baa2	660,000	713,677
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,426,482
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	854,344
5.00%, 5/1/45	AA	885,000	932,350
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	970,317
MI State Bldg. Auth. Rev. Bonds, Ser. II, 5.00%, 10/15/41	Aa2	1,000,000	1,099,674
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	525,764
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,010,148
(Great Lakes Wtr. Auth. Wtr. Supply Syst.), 5.00%, 7/1/31	Aa3	6,500,000	6,509,058
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA-	1,955,000	1,963,693
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	251,214	244,931
MI State Fin. Auth. Act 38 Fac. Sr. Rev. Bonds, (Provident Group - HFH Energy, LLC)
5.50%, 2/28/49	A3	750,000	809,778
5.25%, 2/28/43	A3	800,000	855,540
5.25%, 2/28/42	A3	625,000	671,441
5.25%, 2/28/41	A3	550,000	593,435
5.25%, 2/29/40	A3	500,000	542,945
4.125%, 2/29/44	A3	500,000	478,982
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,145,000	1,154,538
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,000,000	1,786,619
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	266,531
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	140,000	135,511
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB-/F	1,900,000	1,890,738
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,152,771
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,869,645

			33,084,225
Minnesota (2.7%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	2,715,000	2,759,079
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	578,461
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	AA-	975,000	1,038,403
5.00%, 6/15/30	AA-	830,000	872,399
Hennepin Cnty., VRDN, Ser. B, 3.75%, 12/1/38	A-1+	2,750,000	2,750,000
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/33	Baa1	2,410,000	2,498,708
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.77%, 11/15/48	VMIG 1	4,500,000	4,500,000
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.00%, 1/1/40	A2	1,800,000	1,974,906
MN State Higher Ed. Fac. Auth. Mandatory Put Bonds (10/1/27), (U. of St. Thomas), Ser. B-1, 5.00%, 10/1/53	A2	3,000,000	3,110,225
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	664,901
MN State Res. Hsg. Fin. Agcy. GNMA Coll.,FNMA Coll.,FHLMC Coll., 3.75%, 1/1/41	VMIG 1	500,000	500,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,133
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,405,548
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 3.64%, 11/15/38	A-1+	6,000,000	6,000,000
Ser. B, 3.64%, 11/15/38	A-1+	2,000,000	2,000,000
Ser. B, 3.64%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,038,310
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A-	1,000,000	1,010,525

			38,201,598
Missouri (2.6%)
Kansas City, Indl. Dev. auth. Arpt. Rev. Bonds, 5.00%, 3/1/35	A2	5,000,000	5,256,064
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,054,283
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,642,737
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
5.00%, 5/1/28	BBB-	1,775,000	1,772,566
4.00%, 5/1/43	BBB-	1,750,000	1,377,899
4.00%, 5/1/40	BBB-	615,000	503,447
4.00%, 5/1/39	BBB-	3,750,000	3,126,948
4.00%, 5/1/37	BBB-	2,600,000	2,248,334
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	1,280,000	982,050
MI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/39	BBB-	1,250,000	1,042,316
4.00%, 5/1/38	BBB-	1,440,000	1,220,900
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,350,400
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,235,823
(Children's Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA-	3,195,000	3,085,453
MO State Hlth. & Edl. Fac. Auth. VRDN, (St. Louis U.), Ser. B-2, 3.95%, 10/1/35	VMIG 1	1,155,000	1,155,000
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Mandatory Put Bonds (5/1/26), (BJC Hlth. Care), Ser. B, 4.00%, 5/1/51	Aa2	1,000,000	1,004,312
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Mercy Health), BAM, 4.00%, 11/15/42	AA	1,555,000	1,491,582
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	266,013
3.00%, 5/1/25	B+/P	225,000	221,035
3.00%, 5/1/24	B+/P	200,000	200,000
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	2,205,629
3.375%, 12/1/31	BBB	1,500,000	1,425,761
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,533,331

			36,401,883
Montana (0.2%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	2,200,000	2,212,621

			2,212,621
Nebraska (1.0%)
Central Plains, Energy (No. 3), Ser. A, 5.00%, 9/1/30	BBB+	8,000,000	8,416,806
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 2/1/46	Aa2	5,000,000	5,280,619

			13,697,425
Nevada (1.2%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A2	2,250,000	2,224,610
Clark Cnty., School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	902,459
Humboldt Cnty., Poll. Control (Sierra Pacific Pwr. Co,)
3.55%, 10/1/29	A	2,000,000	1,994,724
3.55%, 10/1/29	A	2,000,000	1,994,724
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	1,205,000	1,295,473
5.00%, 7/1/42	Aa3	1,200,000	1,295,842
5.00%, 7/1/41	Aa3	1,000,000	1,084,158
5.00%, 7/1/40	Aa3	1,550,000	1,687,813
5.00%, 7/1/39	Aa3	760,000	833,168
Washoe Cnty., Gas & Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	3,000,000	2,981,667
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	1,000,000	993,889

			17,288,527
New Hampshire (0.8%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 24-1, Class A, 4.25%, 7/20/41	A+	2,997,388	2,917,869
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,057,864	4,603,247
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	990,724
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,027,441

			10,539,281
New Jersey (1.7%)
Camden Cnty., Impt. Auth. Multi-Fam. Mandatory Put Bonds (3/1/26), 5.00%, 3/1/27	Aaa	4,000,000	4,066,519
NJ State Econ. Dev. Auth.
Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	2,963,243
Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,035,504
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS
5.25%, 6/15/39	A2	1,000,000	1,129,111
5.25%, 6/15/38	A2	1,585,000	1,805,033
5.25%, 6/15/37	A2	1,060,000	1,214,113
5.00%, 6/15/34	A2	1,000,000	1,147,785
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	769,802
Ser. AA, 5.00%, 6/15/26	A2	1,000,000	1,029,055
Ser. A, 4.25%, 6/15/40	A2	2,000,000	2,018,129
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB-	620,000	622,216
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,630,877
5.00%, 11/1/38	BBB+	1,140,000	1,214,710

			23,646,097
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,602,981
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	1,000,000	1,007,253
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,761,889
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	919,042

			8,291,165
New York (12.1%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	405,275
Ser. A, 5.00%, 5/1/25	A	645,000	648,909
5.00%, 5/1/24	A	575,000	575,000
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB-	970,000	952,517
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	490,127
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB-	245,000	238,229
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	685,597
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB	375,000	387,483
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	517,055
Metro. Trans. Auth. VRDN
Ser. E-1, 3.85%, 11/15/50	VMIG 1	5,000,000	5,000,000
Ser. D-2, 3.75%, 11/1/35	VMIG 1	2,000,000	2,000,000
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	5,000,000	4,948,671
NY City, VRDN
Ser. I-2, 3.80%, 3/1/40	VMIG 1	10,600,000	10,600,000
(Fiscal 2023), Ser. A-4, 3.75%, 9/1/49	VMIG 1	1,500,000	1,500,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,498,537
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	9,967,856
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	4,291,210
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	2,935,722
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	1,978,386
Ser. DD, 5.00%, 6/15/40	Aa1	3,320,000	3,463,764
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
Ser. DD-1, 3.75%, 6/15/43	VMIG 1	6,335,000	6,335,000
Ser. F-2, 3.75%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.), Ser. B1, 5.00%, 11/1/32	AAA	9,000,000	9,004,268
NY City, Transitional Fin. Auth. VRDN, 3.80%, 2/1/45	VMIG 1	16,500,000	16,500,000
NY State Dorm. Auth. (NY Inst. Of Tech.)
5.00%, 7/1/42	Baa2	870,000	924,686
5.00%, 7/1/41	Baa2	685,000	731,186
5.00%, 7/1/39	Baa2	1,000,000	1,082,070
5.00%, 7/1/38	Baa2	650,000	708,715
5.00%, 7/1/37	Baa2	345,000	378,816
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/45	Aa1	4,000,000	4,337,849
Ser. A, 5.00%, 3/15/44	Aa1	4,000,000	4,377,152
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	6,863,713
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A-	3,700,000	3,709,994
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,325,455
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.65%, 5/1/44	VMIG 1	4,780,000	4,780,000
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	979,352
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	7,750,000	5,646,251
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	738,676
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	4,349,605
(JFK New Terminal One, LLC), AGM, 5.50%, 6/30/42	AA	1,750,000	1,906,051
(JFK New Terminal One, LLC), 5.50%, 6/30/40	Baa3	875,000	955,452
(JFK New Terminal One, LLC), 5.50%, 6/30/39	Baa3	1,000,000	1,097,878
(JFK New Terminal One, LLC), 5.50%, 6/30/38	Baa3	2,000,000	2,204,241
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	500,000	528,487
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	531,283
(American Airlines, Inc.), 2.25%, 8/1/26	BB-/F	155,000	150,070
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,470,606
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	1,535,000	1,556,190
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	1,700,000	1,798,105
Port Auth. of NY & NJ Rev. Bonds
5.00%, 1/15/37	Aa3	1,000,000	1,086,149
5.00%, 1/15/36	Aa3	1,000,000	1,096,043
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,065,406
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,785,221
Triborough Bridge & Tunnel Auth. Sales Tax Ser. A-1, 5.00%, 5/15/49	AA+	4,000,000	4,289,619

			170,507,927
North Carolina (0.3%)
NC Agriculture & Tech. State U. Rev. Bonds
5.00%, 10/1/42	Aa3	950,000	1,025,280
5.00%, 10/1/41	Aa3	450,000	487,999
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	1,250,000	1,271,736
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	367,756
5.00%, 3/1/27	BB/P	460,000	463,224
5.00%, 3/1/26	BB/P	440,000	442,414
4.00%, 3/1/29	BB/P	755,000	728,246

			4,786,655
North Dakota (0.6%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	8,000,000	7,988,668

			7,988,668
Ohio (1.9%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,001,480
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	506,468
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	3,460,000	3,537,949
Columbus-Franklin Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (2/1/27), (Dering Family Homes Owner, LLC), 5.00%, 7/1/45	Aaa	3,000,000	3,058,144
Cuyahoga Cnty., Econ. Dev. Rev. Bonds, 5.00%, 1/1/38	A	1,380,000	1,458,483
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	701,232
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/36	BBB-/F	3,055,000	3,057,688
Montgomery Cnty., Hosp. VRDN 3.78%, 11/15/45	VMIG 1	500,000	500,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	1,570,000	1,544,150
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB-	600,000	613,182
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	483,486
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	853,744
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	865,000	862,167
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	386,187
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	361,262
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	357,133
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	221,951
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	246,357
5.00%, 11/15/26	Baa1	285,000	289,865
5.00%, 11/15/24	Baa1	135,000	135,350
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,243,061
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	730,000	629,741
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	Baa1	500,000	505,792

			26,554,872
Oklahoma (0.1%)
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	996,406

			996,406
Oregon (0.3%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	175,000	175,873
Port of Portland, Arpt. Rev. Bonds
(Portland Intl. Arpt.), 5.00%, 7/1/39	AA-	1,350,000	1,400,337
Ser. 24B, 5.00%, 7/1/33	AA-	2,000,000	2,060,665

			3,636,875
Other (3.1%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates
Ser. ML-15, Class A, 3.86%, 1/25/40	AA+	9,920,599	9,161,087
Ser. Ser. 19-ML-05, Class Class A-US, 3.40%, 1/25/36	AA+	6,171,802	5,513,911
Ser. ML-14, Class A, 3.65%, 11/25/38	AA+	4,961,391	4,393,956
Ser. ML-13, Class A, 3.125%, 9/25/36	AA+	9,762,355	8,533,035
Ser. ML-19, Class A, 3.959%, 12/25/36	AA+	5,984,705	5,600,962
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	10,000,000	9,732,491

			42,935,442
Pennsylvania (6.4%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,644,640
AGM, 5.50%, 1/1/42	AA	1,000,000	1,101,020
AGM, 5.50%, 1/1/41	AA	1,000,000	1,105,135
5.00%, 1/1/35	AA	8,155,000	8,744,343
5.00%, 1/1/34	AA	2,330,000	2,501,253
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit)
5.00%, 3/1/43	A2	2,025,000	2,198,067
5.00%, 3/1/42	A2	1,635,000	1,781,562
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	3,600,000	3,635,834
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	701,500
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A-	1,465,000	1,480,099
5.00%, 5/1/30	A-	1,510,000	1,527,459
5.00%, 5/1/29	A-	1,440,000	1,457,130
5.00%, 5/1/28	A-	1,370,000	1,387,163
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	297,111
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.95%, 7/1/34	A-1	500,000	500,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	531,570
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/41	BB	1,775,000	1,432,562
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	2,200,000	2,400,625
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	526,102
4.00%, 1/1/31	Baa2	165,000	161,345
4.00%, 1/1/30	Baa2	115,000	112,694
4.00%, 1/1/29	Baa2	725,000	710,654
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 5.25%, 6/30/36	Baa2	1,650,000	1,814,871
(PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	2,030,000	2,242,303
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	16,800,000	16,993,292
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	4,000,000	4,003,188
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	3,000,000	3,006,291
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	935,000	901,739
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts), 4.50%, 3/15/29	B+/F	1,625,000	1,568,401
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A1	3,000,000	3,065,109
Philadelphia, Energy Auth. Rev. Bonds
5.00%, 11/1/41	A1	1,000,000	1,077,120
5.00%, 11/1/40	A1	1,695,000	1,831,463
5.00%, 11/1/39	A1	1,575,000	1,712,189
Philadelphia, School Dist. G.O. Bonds, Ser. F
5.00%, 9/1/29	A1	6,620,000	6,765,966
BAM, 5.00%, 9/1/27	AA	6,860,000	7,074,501
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/40	Aa3	1,250,000	1,393,908

			89,388,209
Puerto Rico (0.5%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB/P	1,683,000	1,750,726
Ser. A1, 5.375%, 7/1/25	BB/P	3,400,000	3,424,049
Ser. A-1, 4.00%, 7/1/33	BB/P	2,400,000	2,365,485

			7,540,260
Rhode Island (0.1%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	369,289
5.00%, 5/15/26	BBB+	580,000	590,350
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,002,061

			1,961,700
South Carolina (0.5%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,489,527
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	509,748
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,527,554
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,571,929

			7,098,758
Tennessee (2.1%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM
5.00%, 7/1/44	AA	625,000	657,692
5.00%, 7/1/43	AA	550,000	580,494
5.00%, 7/1/42	AA	1,100,000	1,166,138
5.00%, 7/1/41	AA	825,000	878,065
5.00%, 7/1/40	AA	425,000	454,313
5.00%, 7/1/39	AA	450,000	484,278
5.00%, 7/1/38	AA	425,000	459,566
5.00%, 7/1/36	AA	450,000	495,476
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	2,000,000	1,998,380
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	450,000	458,609
(Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/28	A	5,000,000	5,304,530
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	982,026
5.50%, 7/1/36	A1	650,000	736,183
5.00%, 7/1/33	A2	1,000,000	1,074,433
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	13,175,000	13,069,767

			28,799,950
Texas (8.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	379,230
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 5.50%, 6/1/32	Ba3	1,245,000	1,290,095
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,230,751
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,505,150
5.00%, 10/1/33	A	400,000	409,536
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/24 ), PSFG, 0.28%, 2/15/38	AAA	2,920,000	2,886,095
Clifton, Higher Ed. Fin. Corp. Ed. (Intl. Leadership of TX, Inc.), PSFG
5.00%, 8/15/39	Aaa	1,000,000	1,088,341
5.00%, 8/15/38	Aaa	900,000	988,725
5.00%, 8/15/37	Aaa	1,000,000	1,105,440
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Braination, Inc.), 5.25%, 8/15/49	Aaa	2,000,000	2,118,264
(Braination, Inc.), 5.25%, 8/15/44	Aaa	750,000	812,057
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,947,315
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	285,803
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	611,931
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	357,957
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,614,265
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,291,276
Corpus Christi, Util. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/40	Aa3	3,050,000	3,083,799
Dickinson, Indpt. School Dist. Mandatory Put Bonds (8/1/25), PSFG, 3.50%, 8/1/37	Aaa	5,000,000	4,983,796
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,054,721
3.00%, 3/1/38	Aa1	1,205,000	1,037,770
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	769,622
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	448,063
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	BBB	2,500,000	2,477,190
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,484,235
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,051,795
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,224,221
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/42	Aaa	1,000,000	1,092,617
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	208,882
5.00%, 9/1/30	BBB-	200,000	207,928
5.00%, 9/1/29	BBB-	175,000	180,794
5.00%, 9/1/28	BBB-	150,000	153,826
5.00%, 9/1/26	BBB-	125,000	126,203
5.00%, 9/1/25	BBB-	100,000	100,147
5.00%, 9/1/24	BBB-	100,000	99,925
4.00%, 9/1/33	BBB-	150,000	144,097
4.00%, 9/1/32	BBB-	150,000	144,999
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	853,627
Lower CO River Auth. Mandatory Put Bonds (5/15/28), Ser. B, 5.00%, 5/15/39	A	2,500,000	2,598,264
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,680,000	3,709,170
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	876,469
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,190,449
Princeton, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/40	Aaa	1,000,000	1,095,863
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	2,004,046
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,154,310
5.00%, 2/15/42	Aaa	2,685,000	2,934,553
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,084,216
5.00%, 2/15/42	Aaa	1,450,000	1,578,742
5.00%, 2/15/41	Aaa	1,000,000	1,093,063
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,014,409
Sinton, Indpt. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 5.00%, 8/15/52	Aaa	11,540,000	11,565,406
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A/F	2,360,000	2,360,042
5.00%, 11/15/37	A/F	1,980,000	1,980,015
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (TX Hlth. Resources), 5.00%, 2/15/41	Aa2	7,445,000	7,575,291
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	2,255,000	2,053,630
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,132,467
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,520,919
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,791,696	2,586,731
TX State Private Activity Trans. Corp. Rev. Bonds, (LBJ Infrastructure Group, LLC)
4.00%, 12/31/36	Baa2	5,500,000	5,570,361
4.00%, 6/30/36	Baa2	4,125,000	4,177,949
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	500,000	532,892
5.25%, 5/1/38	AA	300,000	321,758
5.25%, 5/1/37	AA	300,000	325,567
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,392,132

			114,279,202
Utah (2.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB-/F	1,000,000	1,063,934
5.25%, 10/15/35	BBB-/F	1,300,000	1,381,050
5.00%, 10/15/27	BBB-/F	1,000,000	1,016,235
5.00%, 10/15/27	BBB-/F	550,000	558,929
4.00%, 10/15/31	BBB-/F	460,000	449,055
4.00%, 10/15/29	BBB-/F	600,000	588,412
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	8,890,426
5.00%, 7/1/34	A+	2,000,000	2,208,749
5.00%, 7/1/32	A+	2,000,000	2,188,766
5.00%, 7/1/28	A+	750,000	785,879
5.00%, 7/1/27	A+	950,000	984,409
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB-/F	400,000	374,877
4.00%, 10/15/28	BBB-/F	900,000	882,446
3.00%, 10/15/26	BBB-/F	500,000	481,007
UT Infrastructure Agcy. Telecomm. Rev. Bonds
Ser. A, 5.00%, 10/15/34	BBB-/F	1,380,000	1,404,584
Ser. A, 5.00%, 10/15/32	BBB-/F	2,165,000	2,207,920
5.00%, 10/15/29	BBB-/F	1,300,000	1,339,207
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	597,365

			27,403,250
Vermont (0.2%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB-	500,000	495,995
5.00%, 10/15/29	BBB-	900,000	893,970
5.00%, 10/15/28	BBB-	1,000,000	993,380
5.00%, 10/15/27	BBB-	760,000	754,369

			3,137,714
Virgin Islands (—%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	534,332

			534,332
Virginia (0.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM
5.25%, 7/1/43	AA	2,000,000	2,183,606
5.00%, 7/1/38	AA	600,000	644,417
5.00%, 7/1/37	AA	500,000	540,024
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.)
Ser. A, 5.75%, 12/1/28	BB+/P	640,000	644,068
5.50%, 12/1/28	BB+/P	1,100,000	1,107,005
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	612,210
5.00%, 1/1/27	A/F	320,000	325,559

			6,056,889
Washington (2.5%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
6.75%, 12/1/44	BB+	6,420,000	6,637,835
5.75%, 12/1/27	BB+	695,000	704,805
5.75%, 12/1/25	BB+	625,000	627,656
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,750,000	1,837,078
5.00%, 5/1/27	AA-	1,100,000	1,139,775
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (5/1/26), Ser. B, 4.02%, 11/1/26	Aa2	750,000	732,006
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/42	Baa3	875,000	930,413
5.50%, 12/1/41	Baa3	775,000	826,151
5.50%, 12/1/40	Baa3	1,000,000	1,069,924
5.50%, 12/1/38	Baa3	885,000	955,655
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	4,170,456
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A-/F	1,580,000	1,659,821
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,629,741	6,031,746
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,681,495	4,995,847
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	2,200,000	2,372,638
5.125%, 7/1/33	BBB	735,000	788,620

			35,480,426
West Virginia (0.4%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,350,300
5.75%, 9/1/41	Baa1	2,000,000	2,245,626

			5,595,926
Wisconsin (2.8%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	455,000	456,431
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/30	BB	475,000	491,372
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	2,850,000	2,853,557
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	6,922,170
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,484,124
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,018,638
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB-	655,000	664,313
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB-	880,000	887,367
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB-	1,000,000	1,051,940
5.25%, 7/1/38	BBB-	1,000,000	1,054,704
WI Pub. Fin. Auth. Edl. Fac. 144A Rev. Bonds, (Methodist U. (The)), 4.00%, 3/1/29	BB	1,780,000	1,667,965
WI State Ser. 1
5.00%, 5/1/36	Aa1	600,000	677,644
5.00%, 5/1/35	Aa1	1,500,000	1,707,103
5.00%, 5/1/34	Aa1	2,000,000	2,259,562
5.00%, 5/1/33	Aa1	4,000,000	4,471,929
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Milwaukee Reg. Med. Ctr. Util. & Infrastructure), 5.00%, 4/1/44	AA	7,890,000	8,062,116
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,970,769

			39,701,704

Total municipal bonds and notes (cost $1,410,627,618)			$1,408,947,664

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	3,822,834	$3,822,834
U.S. Treasury Bills 5.377%, 7/23/24		$1,300,000	1,284,250

Total short-term investments (cost $5,107,175)			$5,107,084
TOTAL INVESTMENTS

Total investments (cost $1,415,734,793)			$1,414,054,748

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,404,651,680.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$134,294,615	$513,856,239	$644,328,020	$1,148,109	$3,822,834

	Total Short-term investments	$134,294,615	$513,856,239	$644,328,020	$1,148,109	$3,822,834
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.77%, 5.43%, 5.59%, 5.34%, 5.33%, and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	16.8%
	Housing	16.2
	Education	12.9
	Utilities	12.5
	Healthcare	11.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $2,781,367 were held by the TOB trust and served as collateral for $1,814,695 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $84,623 for these investments based on an average interest rate of 3.56%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,408,947,664	$—
Short-term investments	—	5,107,084	—

Totals by level	$—	$1,414,054,748	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com